Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of deferred revenue and customer advances

	As of March 31,
	2019	2020

	(in millions of RMB)
Deferred revenue	18,448	23,195
Customer advances	13,814	17,168
	32,262	40,363
Less: current portion	(30,795)	(38,338)
Non-current portion	1,467	2,025